Summary Prospectus, Prospectus and
Statement of Additional Information Supplement

December 6, 2022

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 6, 2022 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus, Prospectus and Statement of Additional Information dated April 29, 2022

Next Gen Emerging Markets Portfolio (the "Fund")

Effective immediately, Jorge Chirino no longer serves as a portfolio manager of the Fund. Accordingly, effective immediately, all references to Mr. Chirino are removed from the Fund's Summary Prospectus, Prospectus and Statement of Additional Information. Steven Quattry remains the portfolio manager of the Fund.

Please retain this supplement for future reference.

  IFINGEMSUMPROPSAISPT 12/22